Principal Accounting Policies - Additional Information (Details) £ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2020 GBP (£) Segment	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Significant Accounting Policies [Line Items]
Equity raised		£ 15,830	£ 5,273	£ 341
Potential lease payments excluded from lease liabilities		150
Contract liabilities		68,379	17,993
Standalone selling price per target		£ 60,000	£ 20,000
Number of reportable segment | Segment		1
Performance Obligations With Mallinckrodt
Significant Accounting Policies [Line Items]
Contract liabilities		£ 20,000
Performance Obligations With AstraZeneca
Significant Accounting Policies [Line Items]
Contract liabilities		£ 60,000
Bottom of Range
Significant Accounting Policies [Line Items]
Intangible assets with indefinite useful life		10 years
Percentage of share capital of another entity		90.00%
Bottom of Range | Licences and Software
Significant Accounting Policies [Line Items]
Intangible assets with indefinite useful life		10 years
Bottom of Range | Equipment and Furniture
Significant Accounting Policies [Line Items]
Estimated useful economic life of property, plant and equipment		3 years
Top of Range
Significant Accounting Policies [Line Items]
Intangible assets with indefinite useful life		15 years
Top of Range | Licences and Software
Significant Accounting Policies [Line Items]
Intangible assets with indefinite useful life		15 years
Top of Range | Equipment and Furniture
Significant Accounting Policies [Line Items]
Estimated useful economic life of property, plant and equipment		10 years
Major Ordinary Share Transactions
Significant Accounting Policies [Line Items]
Equity raised | $	$ 45
Major Ordinary Share Transactions | AstraZeneca collaboration
Significant Accounting Policies [Line Items]
Unconditional upfront payments received		£ 60,000
Major Ordinary Share Transactions | Private Placement
Significant Accounting Policies [Line Items]
Unconditional upfront payments received		£ 45,000